Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 262,103	SFr 254,355
Gross loans held at amortized cost, past due	2,727	3,160
Gross loans held at amortized cost	264,830	257,515	SFr 253,186
Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,236	1,273
Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	119	219
Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	272	180
Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,100	1,488
Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	110,846	110,426
Gross loans held at amortized cost, past due	1,707	2,019
Gross loans held at amortized cost	112,553	112,445	108,331
Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	800	798
Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	53	148
Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	218	133
Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	636	940
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,871	25,381
Gross loans held at amortized cost, past due	132	175
Gross loans held at amortized cost	26,003	25,556
Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	93
Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	12	17
Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	15	2
Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	63
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	74,831	72,234
Gross loans held at amortized cost, past due	1,194	1,639
Gross loans held at amortized cost	76,025	73,873
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	429	618
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40	131
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	201	131
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	524	759
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	8,947	11,542
Gross loans held at amortized cost, past due	379	147
Gross loans held at amortized cost	9,326	11,689
Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	333	43
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	0
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2	0
Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	43	104
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,197	1,269
Gross loans held at amortized cost, past due	2	58
Gross loans held at amortized cost	1,199	1,327
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	44
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	14
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	151,257	143,929
Gross loans held at amortized cost, past due	1,020	1,141
Gross loans held at amortized cost	152,277	145,070	144,855
Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	436	475
Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66	71
Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	54	47
Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	464	548
Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	105,689	104,013
Gross loans held at amortized cost, past due	350	322
Gross loans held at amortized cost	106,039	104,335
Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	102	106
Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	27	34
Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	14	6
Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	207	176
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	41,867	36,953
Gross loans held at amortized cost, past due	149	315
Gross loans held at amortized cost	42,016	37,268
Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	93
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	112	220
Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,701	2,963
Gross loans held at amortized cost, past due	521	504
Gross loans held at amortized cost	4,222	3,467
Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	297	276
Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	39	36
Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40	40
Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	145	152
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	266,203	257,350
Gross loans held at amortized cost, past due	2,714	3,148
Gross loans held at amortized cost	268,917	260,498	255,693
Bank | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,236	1,273
Bank | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	119	219
Bank | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	272	180
Bank | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,087	1,476
Bank | Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	114,946	113,421
Gross loans held at amortized cost, past due	1,694	2,007
Gross loans held at amortized cost	116,640	115,428	110,838
Bank | Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	800	798
Bank | Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	53	148
Bank | Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	218	133
Bank | Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	623	928
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	25,871	25,381
Gross loans held at amortized cost, past due	132	175
Gross loans held at amortized cost	26,003	25,556
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	93
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	12	17
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	15	2
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	63
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	74,966	72,266
Gross loans held at amortized cost, past due	1,181	1,627
Gross loans held at amortized cost	76,147	73,893
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	429	618
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40	131
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	201	131
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	511	747
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	12,912	14,505
Gross loans held at amortized cost, past due	379	147
Gross loans held at amortized cost	13,291	14,652
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	333	43
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	0
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2	0
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	43	104
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,197	1,269
Gross loans held at amortized cost, past due	2	58
Gross loans held at amortized cost	1,199	1,327
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	44
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	14
Bank | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	151,257	143,929
Gross loans held at amortized cost, past due	1,020	1,141
Gross loans held at amortized cost	152,277	145,070	SFr 144,855
Bank | Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	436	475
Bank | Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66	71
Bank | Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	54	47
Bank | Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	464	548
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	105,689	104,013
Gross loans held at amortized cost, past due	350	322
Gross loans held at amortized cost	106,039	104,335
Bank | Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	102	106
Bank | Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	27	34
Bank | Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	14	6
Bank | Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	207	176
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	41,867	36,953
Gross loans held at amortized cost, past due	149	315
Gross loans held at amortized cost	42,016	37,268
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	93
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	1
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	112	220
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,701	2,963
Gross loans held at amortized cost, past due	521	504
Gross loans held at amortized cost	4,222	3,467
Bank | Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	297	276
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	39	36
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40	40
Bank | Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 145	SFr 152